Derivative Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the New Israeli Shekel (“NIS”) and the CAD against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the CAD at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2017	0.92%	1.56%	(3.71%)	2.31%	3.63	1.33
3/31/2018	0.20%	2.31%	(3.31%)	(3.01%)	3.51	1.29

(1)	Per Bank of Israel
(2)	Per Bloomberg L.P. for period ended March 31, 2018. Per Bank of Canada for period ended March 31, 2017.